                         File Nos. 33-37459 and 811-6200
      As filed with the Securities and Exchange Commission on July 21, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29                                              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33                                                             [X]

                               SCHWAB INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                William J. Klipp
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John  H. Grady, Jr. Esq.             Martin E. Lybecker, Esq.            Frances Cole, Esq.
Morgan Lewis & Bockius LLP           Ropes & Gray                        Charles Schwab Investment Management, Inc.
1701 Market Street                   One Franklin Square                 101 Montgomery Street
Philadelphia, PA 19103               1301 K Street, N.W., Suite 800      120K-14-109
                                     East
                                     Washington, D.C.  20005             San Francisco, CA  94104

         It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)

         [X] On July 21, 1999 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] On (date), pursuant to paragraph (a)(i)

         [ ] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part C

PROSPECTUS

July 21,  1999



SCHWAB
YIELDPLUS FUND(TM)





As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                                  SCHWABFUNDS(R)

                                 ABOUT THE FUND




        Schwab YieldPlus Fund(TM)



        ABOUT THE FUND

  4     Strategy

  5     Main Risks

  6     Performance

  6     Fees and Expenses

  7     Fund Management


        INVESTING IN THE FUND

  9     Buying Shares

 11     Selling/Exchanging Shares

 12     Transaction Policies

 13     Distributions and Taxes

SCHWAB YIELDPLUS FUND(TM)




TICKER SYMBOLS             INVESTOR SHARES: SWYPX           SELECT SHARES: SWYSX


GOAL

THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE (HIGH AND CERTAIN MEDIUM QUALITY) BONDS. These may include fixed-, variable- or floating-rate corporate, mortgage-backed and asset-backed debt securities from U.S. and foreign issuers.



In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. To help maintain a very high degree of share price stability and preserve investors' capital, the fund seeks to keep the average effective maturity of its overall portfolio at one year or less. However, in seeking to enhance its potential yields, the fund may invest in bonds with effective or final maturities of any length and may invest up to 25% of assets in lower quality bonds (sometimes called junk bonds) that are rated as low as BB or Ba by at least one nationally recognized rating service or are the unrated equivalent.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average effective maturity based on actual or anticipated changes in interest rates or credit quality. In the event a portfolio security was downgraded below B, the manager would promptly sell the security. The manager also may use risk management techniques, including derivatives, in seeking to reduce share price volatility and otherwise manage the fund's exposure to investment risks.



The fund's investment strategy is designed to offer the potential for somewhat higher yields than a money market fund, although unlike a money market fund, its share price will fluctuate. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.


RISK MANAGEMENT

Because the fund seeks to keep any changes in its share price to a minimum, it may use a variety of techniques to manage risk. Certain types of derivatives (investments whose value is based on one or more securities, rates or indices) can be cost-effective risk management tools.

For example, the fund may make investments that are designed to offset changes in the price of a given security when interest rates rise. By doing this, the fund has the potential to receive a security's yield while reducing the share price volatility that tends to be a characteristic of bond funds.


These investments also may produce additional income for the fund.




                           4    YIELDPLUS FUND(TM)

Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. This risk is greater when the fund holds bonds with longer maturities.


THE FUND IS NOT A MONEY MARKET FUND OR A BANK DEPOSIT. Its shares are not insured or guaranteed. Because the fund's share price may move up and down, the value of your investment in the fund will fluctuate, which means you could lose money.



THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is generally considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. This risk is greater with lower-quality bonds.



SOME INVESTMENTS CARRY ADDITIONAL RISKS. To the extent that the manager decides to invest in foreign or lower quality bonds, the fund takes on a greater exposure to certain risks. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from lack of reliable issuer information to the risk of political upheaval. Prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about an issuer, an industry or the overall economy. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

OTHER MAIN RISK FACTORS

While the fund intends to use techniques to manage risk, they could hurt the fund's performance if they don't perform as expected.

For example, if the fund uses a technique involving a derivative for the purpose of offsetting the price change in another investment, but the technique does not precisely offset the price change, the fund's share price could fall. The fund's performance also could be hurt if the counterparty to a derivative did not honor its contractual obligations to the fund.

The cost of derivatives may have the effect of increasing fund expenses. While the decision to use or not use a given risk management technique depends on market conditions, these costs could at times outweigh the benefits the fund realizes from these techniques.



                            YIELDPLUS FUND(TM)   5

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 10.


 FEE TABLE (%)
--------------------------------------------------------------------------------
                                                           INVESTOR     SELECT
                                                            SHARES      SHARES
--------------------------------------------------------------------------------
 SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------

 Redemption fee, charged only on shares
 you sell within 90 days of buying them                     0.25        0.25

 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

 Management fees                                            0.35        0.35
--------------------------------------------------------------------------------

 Distribution (12b-1) fees                                  None        None

 Other expenses*                                            0.39        0.24
--------------------------------------------------------------------------------
 Total annual operating expenses                            0.74        0.59

 EXPENSE REDUCTION                                          0.19        0.19
--------------------------------------------------------------------------------
 NET OPERATING EXPENSES**                                   0.55        0.40
--------------------------------------------------------------------------------


* Based on estimated expenses for the current fiscal year.


** Guaranteed by Schwab and the investment adviser through 10/31/2000.


ESTIMATED EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                    1 YEAR     3 YEARS
------------------------------------------------------
 Investor Shares                      $59       $221

 Select Shares                        $44       $173




                           6    YIELDPLUS FUND(TM)

FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $92 billion under management.

THE INVESTMENT ADVISER for the Schwab YieldPlus Fund(TM) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 4 million accounts. (All figures on this page are as of 6/23/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab YieldPlus Fund(TM) Fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows: 0.35% of the fund's assets up to $500 million, and 0.30% of the fund's assets over $500 million.


KIMON DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for fund management. Prior to joining the firm in October 1997, he worked for more than 17 years in research and asset management.

YEAR 2000 ISSUE

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser will continue to take steps to enable its systems to handle the year 2000 problem. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.


                             FUND MANAGEMENT   7

INVESTING IN THE FUND

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on taxes is included as well.


                           8   INVESTING IN THE FUND

SCHWAB ACCOUNTS

DIFFERENT TYPES OF SCHWAB BROKERAGE ACCOUNTS ARE AVAILABLE, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink,(TM) which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


                           INVESTING IN THE FUND   9

BUYING SHARES

Shares of the fund may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


Because this is a new fund, Schwab is first seeking investors during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on 8/2/1999 and end on 9/30/1999, although the period may be extended or otherwise changed. Shares in the fund are not actually purchased until the completion of the initial offering period.


 STEP 1

 CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.


                     MINIMUM INITIAL     MINIMUM ADDITIONAL
 SHARE CLASS            INVESTMENT          INVESTMENTS       MINIMUM BALANCE
 ------------------------------------------------------------------------------
 Investor Shares   $1,000 ($500 for            $100         $1,000 ($500 for
                    retirement and                           retirement and
                    custodial accounts)                      custodial accounts)
 ------------------------------------------------------------------------------
 Select Shares(TM) $50,000                   $1,000         $40,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION               FEATURES
 ------------------------------------------------------------------------------
 Reinvestment         All dividends and capital gain distributions are invested
                      automatically in shares of your share class.
 ------------------------------------------------------------------------------
 Cash/reinvestment    You receive payment for dividends, while any capital gain
 mix                  distributions are invested in shares of your share class.
 ------------------------------------------------------------------------------
 Cash                 You receive payment for all dividends and capital gain
                      distributions.


STEP 3

PLACE YOUR ORDER using any of the methods described at right. Make checks payable to Charles Schwab & Co., Inc.


                          10   INVESTING IN THE FUND

SELLING/EXCHANGING SHARES


Use any of the methods described below to sell shares of the fund. When selling or exchanging shares, please be aware of the following policies:

-    The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash if they exceed 1% of the fund's assets or $250,000 in any 90 day period.

- As indicated in the fund's fee table, the fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 90 days; in attempting to minimize this fee, the fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes within this fund.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-    Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-    The name and share class of the fund whose shares you want to buy or sell

-    The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-    When selling shares, how you would like to receive the proceeds

     Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

METHODS FOR PLACING ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET

www.schwab.com/schwabfunds

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


                          INVESTING IN THE FUND   11

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day, for each share class, after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-    To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-    To withdraw or suspend any part of the offering made by this prospectus


                          12   INVESTING IN THE FUND

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. The fund declares a dividend every business day, based on its determination of its net investment income The fund pays its dividends on the 25th of every month (or next business day, if the 25th is not a business day), except that in December dividends are paid on the last business day of the month. The fund expects to pay any capital gain distributions every year, typically in December, to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


                          INVESTING IN THE FUND   13

NOTES


                                  14   NOTES

                                  NOTES   15

SCHWAB


YieldPlus Fund(TM)


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov


SEC FILE NUMBER
Schwab YieldPlus  Fund        811-6200



                                                                      PROSPECTUS
                                                                   July 21, 1999

                                                                  SCHWABFUNDS(R)


MKT4087FLD

                       STATEMENT OF ADDITIONAL INFORMATION

                               SCHWAB INVESTMENTS


                              SCHWAB YIELDPLUS FUND


                                  JULY 21, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated July 21, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the fund at P.O. Box 7575, San Francisco, CA 94120-7575. For TDD service call 800-345-2550, day or night. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The Schwab YieldPlus Fund is a series of Schwab Investments (the trust).



                                TABLE OF CONTENTS


                                                                                                 Page
                                                                                                 ----
INVESTMENT OBJECTIVE, SECURITIES, RISKS AND LIMITATIONS........................................     2
MANAGEMENT OF THE FUND.........................................................................    25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................    27
INVESTMENT ADVISORY AND OTHER SERVICES.........................................................    28
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................    29
DESCRIPTION OF THE TRUST.......................................................................    30
PURCHASE, REDEMPTION AND PRICING OF SHARES.....................................................    31
TAXATION.......................................................................................    32
CALCULATION OF PERFORMANCE DATA................................................................    33
APPENDIX - RATINGS OF INVESTMENT SECURITIES....................................................    34

             INVESTMENT OBJECTIVE, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

The fund's investment objective is to seek high current income with minimal changes in share price.


The fund's investment objective may be changed by vote of a majority of its shareholders. The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                         INVESTMENT SECURITIES AND RISKS





BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. The fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the fund may not purchase securities when bank borrowings exceed 5% of the fund's total assets. Presently, the fund only intends to borrow from banks for temporary purposes.


The fund has established an uncommitted lines-of-credit (LOC) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. The fund will pay a fee to the bank for using a LOC.


CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the fund has identified each foreign country as a separate bank industry for purposes of the fund's concentration policy. The fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its total assets.



Based on the primary characteristics of the various types of asset-backed securities, for purposes of the fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. The fund will limit its investments in each such industry to less than 25% of its total assets.



CONVERTIBLE SECURITIES are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.


Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."


See the Appendix for a full description of the various ratings assigned to debt securities by various Nationally recognized statistical rating organization.



DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.



DEMAND FEATURES, which may include guarantees, are used to shorten a security's effective maturity and/or enhance its creditworthiness. If a demand feature provider were to refuse to permit the feature's exercise or otherwise terminate its obligations with respect to such feature, however, the security's effective maturity may be lengthened substantially, and/or its credit quality may be adversely impacted. In either event, the fund may experience an increase in share price volatility. This also could lengthen the fund's overall average effective maturity.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.


DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligations' maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the investment adviser.



Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For debt obligations with interest payments occurring prior to the payment of principal, duration will usually be less than maturity. In general, all else being equal, the lower the stated or coupon rate of the interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of a fixed income security, the shorter the duration of the security.


Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the duration of the fund's portfolio by approximately the same amount of time that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of the debt obligation may vary over time in response to changes in interest rates and other market factors.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid or more expensive. All of these factors could affect the value of the fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the fund, it is not possible to know precisely what impact the conversion will have on the fund, if any, nor is it possible to eliminate the risks completely.

FORWARD CONTRACTS are sales contracts between a buyer (holding the "long", position and the seller (holding the "short" position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but waiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future.


The fund also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, the fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the fund expects to purchase).



Buying and selling foreign currency exchange contracts involve costs and may result in losses. The ability of the fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause the fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to the fund will affect its performance.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (the "CFTC") licenses and regulates on foreign exchanges.


The fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The fund may enter into futures contracts for these or other reasons.


When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the fund will segregate assets in a separate account in an amount equal to the notional value of its outstanding futures contracts.

While the fund intends to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

When interest rates are rising or securities prices are falling, the fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has acquired or expects to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

HIGH YIELD SECURITIES are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. In addition, the high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which the fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium to lower quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect the fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.


Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


LOAN INTERESTS and other direct debt instruments or interests therein may be acquired by the fund. A loan interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution typically but not always the Agent ("Collateral Bank"), holds collateral (if any) on behalf of the lenders. These loan interests may take the form of participation interests in, assignments of or novations of a loan during its second distribution, or direct interests during a primary distribution. Such loan interests may be acquired from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests. The fund may also acquire loan interests under which the fund derives its rights directly from the borrower. Such loan interests are separately enforceable by the fund against the borrower and all payments of interest and principal are typically made directly to the fund from the borrower. In the event that the fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of Collateral Bank for their mutual benefit. The fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.


The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The investment adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the fund does not have privity with the borrower, those institutions from or through whom the fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all the institutions which are parties to the loan agreement. The fund will generally rely upon the Agent or Intermediate Participant to receive and forward to the fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the fund has direct recourse against the borrower, the fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Fund and the other pursuant to the applicable loan agreement.


A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor agent generally would be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise.



Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the fund does not receive a scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer the fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.


MATURITY OF INVESTMENTS will generally be determined using the portfolio securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the later of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser and securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund's securities at the time of the calculation. The fund may invest in securities with final or effective maturities of any length. However, the fund intends to maintain an overall average effective portfolio maturity of one year or less. There may be times when the portfolio's overall average effective maturity is more than one year.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.


MORTGAGE-BACKED SECURITIES ("MBS") and other ASSET-BACKED SECURITIES may be purchased by the fund. MBS represent participations in mortgage loans, and include pass-through securities and collateralized mortgage obligations. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Fannie Mae or Freddie Mac, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, "private lenders"). MBS issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.



Asset-backed securities ("ABS") have structural characteristics similar to MBS. Asset-backed debt obligations represent direct or indirect participation in assets such as automobile loans, credit card receivables, trade receivables, home equity loans (which sometimes are categorized as MBS) or other financial assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and overcollateralization.


The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If the fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.


While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.


Municipal securities pay fixed, variable or floating rates of interest, which may to be exempt from federal income tax and, typically, personal income tax of a state or locality. Some municipal securities are taxable. These securities are issued by state and local governments and instrumentalities thereof that pay interest that is not exempt from federal income tax. States and municipalities issue taxable instruments for various reasons, relating in some cases to the nature of the project being financed and to various specific ceilings on debt issuance in others. The rate of interest payable on such instruments typically reflects its taxable nature.


OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolios will be covered, which means that the portfolios will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the portfolios write will be covered, which means that the portfolio will deposit with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the investment adviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The fund may purchase and write put and call options on any securities in which it may invest or any securities index based on securities in which it may invest. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or wrote.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.


Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.



The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the SEC) changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.



Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.


The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the fund's attempt to exercise the put, the fund may have to treat the security's final maturity as its effective maturity. If that occurs, the security's price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the fund. This also could lengthen the fund's overall average effective maturity. Standby commitments are types of puts.

QUALITY OF INVESTMENTS will be investment grade for at least 75% of the fund's assets.

Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser pursuant to procedures adopted by the board of trustees. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer had at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether the fund should continue to hold the security. However, such a downgrade would not require the investment adviser to sell the security on behalf of the fund.


The fund also may invest up to 25% of its assets in lower-quality securities that are rated by at least one NRSRO in the fifth highest rating category (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser pursuant to procedures adopted by the board of trustees. Sometimes lower-quality securities may be downgraded to an even lower quality rating. If any of the fund's lower-quality securities were downgraded to below the sixth rating category, the investment adviser will promptly sell the security on behalf of the fund.

REPURCHASE AGREEMENTS. Repurchase agreements involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.



REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS may be used by the fund. The fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. Because the fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.



The fund also may enter into mortgage dollar rolls, in which the fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the fund would forego principal and interest paid on the MBS during the roll period, the fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy MBS. Mortgage dollar roll transactions may be considered a borrowing by the fund.


The mortgage dollar rolls and reverse repurchase agreements entered into by the fund may be used as arbitrage transactions in which the fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the investment adviser believes that such arbitrage transactions do not present the risks to the fund that are associated with other types of leverage.

RISK MANAGEMENT TECHNIQUES used by the fund may include buying and selling futures and options contracts, entering into swap and wrap agreements and investing in various types of derivative instruments. The fund may use risk management techniques, including derivative instruments, for any lawful purpose consistent with its investment objective, such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivative. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or froward contracts in different ways, and applying these structures to a wide range of underlying assets.


Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average effective maturity of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in the SAI, the investment adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the fund's investment objective and permitted by the fund's investment limitations, operating policies, and applicable regulatory authorities.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund, including those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.


The fund intends to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for the fund are currently restricted under federal regulations, and therefore, the extent to which the fund may invest in another mutual fund may be limited. In addition, the fund intends to vote any proxies of underlying mutual funds in accordance with the instructions received, or in the same proportion as the vote of all other shareholders of the underlying mutual fund.



Funds in which the fund also may invest include unregistered or privately-placed funds, such as hedge funds and off-shore funds, and unit investment trusts. Hedge funds and off-shore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these funds may have greater ability to make investments or use investment techniques that offer a higher degree of investment return, such as leveraging, which also may subject fund assets to substantial risk to the investment principal. These funds, while not regulated by the SEC like mutual funds, may be indirectly supervised by the sources of their assets, which tend to be commercial and investment banks and other financial institutions. Investments in these funds also may be more difficult to sell, which could cause losses to the fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as one month. This means investors would not be able to sell their shares of a hedge fund until such time had past.


SHORT SALES may be used by the fund (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sales with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the fund owns or has the right to acquire, for the delivery at a specified date in the future. If the fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

SPREAD TRANSACTIONS may be used for hedging or managing risk. The fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the fund does not own, but which is used as a benchmark. The risk to the fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


SWAP AGREEMENTS can be structured to increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates or other conditions, such as security prices or inflation rates. For example, if a fund agreed to pay a fixed rate in exchange for a floating rate while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Swap agreements tend to increase or decrease the overall volatility of the fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from the fund, the fund must be prepared to make such payments when they are due. In order to help minimize risks, the fund will segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the fund to segregate appropriate assets in the amount of the accrued amounts owned under the swap. The fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.



U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. Treasury securities include bills, notes and bonds and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Securities issued by government agencies or instrumentalities include obligations of the following:
The Farm Credit System, Small Business Administration, and the Government National Mortgage Association (GNMA or Ginnie Mae), including GNMA certificates and mortgage-backed securities, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right to borrow from the U.S. Treasury; Freddie Mac (formerly known as the Federal Home Loan Mortgage Association or FHLMC) and Fannie Mae (formerly known as the Federal National Mortgage Association or FNMA), or the Student Loan Marketing Association (Sallie Mae or SLMA), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality.


There can be no assurance that the U.S. government will provide full financial support to U.S. government-sponsored agencies or instrumentalities if the U.S. government is not obligated to do so under law. While U.S. government securities, including U.S. Treasury securities, are among the safest securities, like other fixed-income securities, they are sensitive to interest rate changes, which will cause their yield and value of such securities to fluctuate.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.



WARRANTS are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


WRAP AGREEMENTS may be entered into by the fund with insurance companies, banks or other financial institutions (wrapper providers). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (covered assets) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate or income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in the fund. The fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in the fund's NAV. However, the fund's NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses the fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that the fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrapper agreements are valued using procedures adopted by the board of trustees. There are risks that the value of a wrapper agreement may not be sufficient to minimize the fluctuations in the fund's NAV. All of these factors might result in a decline in the value of the fund's shares.


YEAR 2000 presents uncertainties and possible risks to the smooth operations of the fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the fund's and its service providers' dependence on computer technology to operate, the nature and impact of Year 2000 processing failures on the fund could be material. The fund's investment adviser is taking steps to minimize the risks of Year 2000 for the fund, including seeking assurances from the fund's service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund, however, minimizing Year 2000 risk for the fund is a priority of the investment adviser.



The investment adviser generally attempts to take into account all material information about issuers, including the extent to which they have prepared or are preparing for the year 2000 problem. The degree to which the investment adviser inquires into an issuer's year 2000 preparedness falls within the discretion of the particular representatives of credit/investment research and portfolio management involved and generally depends on various factors, including the size of the fund's holdings in the issuer and the investment adviser's assessment of the significance of the Year 2000 problem to the issuer's business. Issuers whose securities represent a significant portion of the fund's holdings or for which the Year 2000 problem is seen as posing the most material risks generally receive the greatest scrutiny, while issuers at the other end of the continuum receive lesser (if any) scrutiny. The investment adviser obtains information about issuers' Year 2000 preparedness from issuers, reports filed with the SEC, rating agencies, securities analysts and various publications. The investment adviser generally is not in a position to verify and cannot guarantee the completeness or accuracy of this information. Information regarding issuers' Year 2000 preparedness may be of limited usefulness in many important respects. Some issuers may not file reports with the SEC and may not have made meaningful disclosure about Year 2000 preparedness. Disclosure by issuers who do file reports with the SEC has varied in level of detail, may be qualified without providing sufficient information to assess the significance of the qualifications, and may convey the magnitude of possible problems but not the probability of their occurrence. Altogether, these constraints limit the investment adviser's ability to form an accurate, independent judgment of issuer Year 2000 preparedness and may require the investment adviser to rely on publicly-available assessments made by issuers and others. These assessments may prove incorrect. Accordingly, the investment adviser assessment of any issuer's Year 2000 preparedness does not assure that the issuer is or will be Year 2000 compliant or that Year 2000 related problems will not result in a material adverse effect on the issuer's business and, correspondingly, on the fund.



ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the Internal Revenue Code and avoid a certain excise tax, the fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.


                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's shareholders.

THE FUND MAY NOT:


1) Purchase securities of any issuer, unless consistent with the maintenance of its status as a diversified investment management company under the Investment Company Act of 1940 Act (the 1940 Act), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time; and

3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.


Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.



Borrowing. The 1940 Act presently allows the fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in amount up to 33 1/3% of its total assets. The 1940 Act presently excludes temporary borrowings not in excess of 5% of a fund's total assets from this limitation on borrowings.


Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies. The fund's non-fundamental investment policy on lending is set forth below.


Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.

NON-FUNDAMENTAL INVESTMENT POLICIES.
The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. The fund may not:

1) Purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities.

2) Invest for the purpose of exercising control or management of another issuer.

3) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and positions (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

6)       Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements or mortgage dollar rolls with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while bank borrowings represent more than 5% of its total assets.

7) Purchase securities of any issuer (other than U.S. government and municipal securities) if, as a result, more than 25% of its net assets would be invested in the securities of issuers in a single industry or group of industries.

8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

Except with respect to non-fundamental limitations (1) illiquid securities and
(6) borrowing, any subsequent change in net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

                             MANAGEMENT OF THE FUND

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:

NAME/DATE                      POSITION(S) WITH                 PRINCIPAL OCCUPATIONS &
OF BIRTH                       THE TRUST                        AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*             Chairman and Trustee             Chairman, Co-Chief Executive Officer and Director,
July 29, 1937                                                   The Charles Schwab Corporation; Chairman, Chief
                                                                Executive Officer and Director, Charles Schwab
                                                                Holdings, Inc.; Chairman and Director, Charles Schwab
                                                                & Co., Inc., Charles Schwab Investment Management,
                                                                Inc., The Charles Schwab Trust Company and Schwab
                                                                Retirement Plan Services, Inc.; Chairman and Director
                                                                (current board positions), and Chairman (officer
                                                                position) until December 1995, Mayer & Schweitzer,
                                                                Inc. (a securities brokerage subsidiary of The
                                                                Charles Schwab Corporation); Director, The Gap, Inc.
                                                                (a clothing retailer), Transamerica Corporation (a
                                                                financial services organization), AirTouch
                                                                Communications (a telecommunications company) and
                                                                Siebel Systems (a software company).

STEVEN L. SCHEID*              President and Trustee            Executive Vice President and Chief Financial Officer,
June 28, 1953                                                   The Charles Schwab Corporation; Enterprise President
                                                                - Financial Products and Services and Chief Financial
                                                                Officer, Charles Schwab & Co., Inc.; Chief Executive
                                                                Officer, Chief Financial Officer and Director,
                                                                Charles Schwab Investment Management, Inc. From 1994
                                                                to 1996, Mr. Scheid was Executive Vice President of
                                                                Finance for First Interstate Bancorp and Principal
                                                                Financial Officer from 1995 to 1996. Prior to 1994,
                                                                Mr. Scheid was Chief Financial Officer, First
                                                                Interstate Bank of Texas.

DONALD F. DORWARD              Trustee                          Executive Vice President and Managing Director, Grey
September 23, 1931                                              Advertising. From 1990 to 1996, Mr. Dorward was
                                                                President and Chief Executive Officer, Dorward &
                                                                Associates (advertising and marketing/consulting
                                                                firm).

* This trustee is an "interested person" of the trust.

NAME/DATE                      POSITION(S) WITH                 PRINCIPAL OCCUPATIONS &
OF BIRTH                       THE TRUST                        AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------

ROBERT G. HOLMES               Trustee                          Chairman, Chief Executive Officer and Director,
May 15, 1931                                                    Semloh Financial, Inc. (international financial
                                                                services and investment advisory firm).

DONALD R. STEPHENS             Trustee                          Managing Partner, D.R. Stephens & Company
June 28, 1938                                                   (investments) and Chairman and Chief Executive
                                                                Officer of North American Trust (real estate
                                                                investment trust).

MICHAEL W. WILSEY              Trustee                          Chairman, Chief Executive Officer and Director,
August 18, 1943                                                 Wilsey Bennett, Inc. (truck and air transportation,
                                                                real estate investment, management, and investments).

TAI-CHIN TUNG                  Treasurer and Principal          Vice President, Treasurer and Controller, Charles
March 7, 1951                  Financial Officer                Schwab Investment Management, Inc. From 1994 to 1996,
                                                                Ms. Tung was Controller for Robertson Stephens
                                                                Investment Management, Inc. From 1993 to 1994, she
                                                                was Vice President of Fund Accounting, Capital
                                                                Research and Management Co.

WILLIAM J. KLIPP*              Executive Vice                   Executive Vice President, SchwabFunds(R), Charles
December 9, 1955               President, Chief                 Schwab & Co., Inc.; President and Chief
                               Operating Officer and            Operating Officer, Charles Schwab Investment
                               Trustee                          Management, Inc.

STEPHEN B. WARD                Senior Vice President            Senior Vice President and Chief Investment
April 5, 1955                  and Chief Investment             Officer, Charles Schwab Investment Management,
                               Officer                          Inc.

FRANCES COLE                   Secretary                        Senior Vice President, Chief Counsel and
September 9, 1955                                               Assistant Corporate Secretary, Charles Schwab
                                                                Investment Management, Inc.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


* This trustee is an "interested person" of the trust.

The fund is overseen by a board of trustees. The board of trustees meets regularly to review the fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information concerning compensation of the trustees.


                                              ($)             Pension or            ($)
                                           Aggregate          Retirement           Total
           Name of Trustee               Compensation      Benefits Accrued     Compensation
                                        from the Fund(1)   as Part of Fund       from Fund
                                                               Expenses          Complex(2)
---------------------------------------------------------------------------------------------------
          Charles R. Schwab                      0               N/A                    0
        Timothy F. McCarthy 3                    0               N/A                    0
            Tom D. Seip 4                        0               N/A                    0
          Steven L. Scheid 5                     0               N/A                    0
          William J. Klipp                       0               N/A                    0
          Donald F. Dorward                 $1,758               N/A              $99,550
          Robert G. Holmes                  $1,758               N/A              $99,550
         Donald R. Stephens                 $1,758               N/A              $99,550
          Michael W. Wilsey                 $1,758               N/A              $99,550



1        Estimated compensation for the fiscal year ended August 31, 2000.



2 Unless otherwise stated, information is for the fund complex, which included 39 funds as of April 15, 1999.


3        Mr. McCarthy served as President and trustee until November 24, 1997.

4        Mr. Seip served as President and trustee until May 15, 1998.

5        Mr. Scheid became President and trustee on August 18, 1998.

                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of July 1, 1999, the officers and trustees of the fund, as a group owned of record or beneficially less than 1% of the outstanding voting securities of the fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.35% of the fund's average daily net assets not in excess of $500 million, and 0.30% of such net assets over $500 million.



The investment adviser and Schwab have voluntarily guaranteed that, through at least October 31, 2000, the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Investor Shares and Select Shares of the fund will not exceed 0.55% and 0.40%, respectively, of average daily net assets.


                                   DISTRIBUTOR


Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under the contract with the fund, Schwab is entitled to receive an annual fee, payable monthly from the fund, in the amount of 0.05% of the fund's average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee, payable monthly from each class of shares of the fund, in the amount of 0.20% of the Investor Shares' average daily net assets and 0.05% of the Select Shares' average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, Airport Business Center, 200 Stevens Drive, Suite 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.



The custodians are responsible for the daily safekeeping of securities and cash held or sold by the fund. The accountants maintain all books and records related to the fund's transactions.


                             INDEPENDENT ACCOUNTANT


The fund's independent accountant, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trust and review certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, California 94105. The fund's audited financial statements for the fiscal year ending August 31, 2000, will be included in the fund's annual report that is supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


For reporting purposes, the fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded.


A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The fund may experience a high portfolio turnover rate in its first year of operation.

The fund's portfolio turnover rates will be set forth in the financial highlight tables in the prospectus in the future. The fund does not anticipate significant variations in its portfolio turnover rate from one year to the next.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its clients.

The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices


The investment decisions for the fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as the fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for the fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

In an attempt to obtain best execution for the fund, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the fund to trade directly with other institutional holders on a net basis. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.


                            DESCRIPTION OF THE TRUST


The fund is a series of Schwab Investments.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The fund may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provides that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

As long as the fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your fund and request that your mailings not be consolidated.

The fund reserves the right to waive the early redemption fee for certain tax-advantaged retirement plans.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the board of trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a fund calculates its share price materially affect the furnished price. The board of trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND


It is the fund's policy to qualify for taxation as a RIC by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.


The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

An after-tax total return for the fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of the fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund may advertise the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the end of the fiscal year.


A 30-day yield is calculated by dividing the net investment per share earned during a 30-day period by the income per share earned during the 30-day period by the fund's share price on the last day of the period.


The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.


                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, the fund may report the percentage of its assets that fall into the rating categories set forth below.


                                      BONDS

                            MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                         DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+      High credit quality. Protection factors are strong. Risk is modest but
AA-      may vary slightly from time to time because of economic conditions.

A+       Protection factors are average but adequate. However, risk factors are
A-       more variable and greater in periods of economic stress.




BBB+     Below average protection factors but still considered sufficient for
BBB- prudent investment. Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet obligations when due.
BB- Present or BB prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that obligations will not
B        be met when due. Financial protection factors will fluctuate widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


                                FITCH IBCA, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


                    DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.


            DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

AA The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE

BB While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.


              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE


Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.


                          STANDARD & POOR'S CORPORATION


An S&P SP-1 rating indicates that the subject securities issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.


                                FITCH IBCA, INC.


Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE


Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.


                          STANDARD & POOR'S CORPORATION


An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


                         DUFF & PHELPS CREDIT RATING CO.


Duff-1 is the highest commercial paper rating assigned by Duff. Three gradations exist within this rating category: A Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-2 rating indicates a good certainty of timely payment. Liquidity factors and company fundamentals are sound and risk factors are small.



                                FITCH IBCA, INC.


F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.


                    COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS
                     AND DEPOSIT OBLIGATIONS ISSUED BY BANKS


                                THOMSON BANKWATCH



TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS


Item 23. Exhibits.


        (a)  Articles of                     Agreement and Declaration of Trust,
             Incorporation                   dated October 26, 1990, was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 1 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

        (b)  By-Laws                         Amended and Restated By-Laws were
                                             electronically filed and are
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

        (c)  Instruments Defining   (i)      Article III, Section 5, Article V,
             Rights of Security              Article VI, Article VIII, Section 4
             Holders                         and Article IX, Sections 1, 5 and 7
                                             of the Agreement and Declaration of
                                             Trust were filed and are
                                             incorporated by reference to
                                             Exhibit 1 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Article 9, Article 10, Section 6,
                                             and Article 11 of the Amended and
                                             Restated By-Laws were filed and are
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form N-1A
                                             filed on December 30, 1997.

        (d)  Investment Advisory    (i)      Investment Advisory and
             Contracts                       Administration Agreement between
                                             Registrant and Charles Schwab
                                             Investment Management, Inc. (the
                                             "Investment Manager") and Schedules
                                             B and C were electronically filed
                                             and are incorporated by reference
                                             to Exhibit 5(a) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Amended Schedules A and D to
                                             Investment Advisory and
                                             Administration Agreement referred
                                             to at Exhibit (d)(i) above are
                                             electronically filed herein as
                                             Exhibit (d)(ii).

        (e)  Underwriting           (i)      Distribution Agreement between
             Contracts                       Registrant and Charles Schwab &
                                             Co., Inc. ("Schwab") was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 6 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.


Part C

                                    (ii)     Amended Schedule A to the
                                             Distribution Agreement is
                                             electronically filed herein as
                                             Exhibit (e)(ii).

        (f) Bonus or Profit                  Inapplicable.
            Sharing Contracts

        (g) Custodian Agreements    (i)      Custodian Services Agreement
                                             between Registrant and PNC Bank,
                                             National Association (formerly
                                             Provident National Bank) was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(a) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Amendment No. 1 to Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(b) of Post-Effective
                                             Amendment No. 13 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 29, 1996.

                                    (iii)    Amendment No. 2 to Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(c) of Post-Effective
                                             Amendment No.14 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1996.

                                    (iv)     Amended Schedule A to the Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above is
                                             electronically filed herein as
                                             Exhibit (g)(iv).

                                    (v)      Transfer Agency Agreement between
                                             the Registrant and Schwab and
                                             Schedule B were electronically
                                             filed and are incorporated by
                                             reference to Exhibit 8(e) of
                                             Post-Effective Amendment No. 22 to
                                             Registrant's Registration Statement
                                             on Form N-1A, filed on December 30,
                                             1997.

                                    (vi)     Amended Schedules A and C to the
                                             Transfer Agency Agreement referred
                                             to at Exhibit 8(e) above are
                                             electronically filed herein as
                                             Exhibit (g)(vi).

                                    (vii)    Shareholder Service Agreement
                                             between the Registrant and Schwab
                                             and Schedule B were electronically
                                             filed and are incorporated by
                                             reference to Exhibit 8(g) of
                                             Post-Effective Amendment No. 22 to
                                             Registrant's Registration Statement
                                             on Form N-1A, filed on December 30,
                                             1997.

Part C

                                    (viii)   Schedules A and C to the
                                             Shareholder Service Agreement
                                             between the Registrant and Schwab
                                             referenced at Exhibit (g)(ix) above
                                             are electronically filed herein as
                                             Exhibit (g)(viii).

                                    (ix)     Accounting Services Agreement
                                             between Registrant and Provident
                                             Financial Processing Corporation
                                             was electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(i) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form N-1A
                                             filed on December 30, 1997.

                                    (x)      Amendment No. 1 to Accounting
                                             Services Agreement referred to at
                                             Exhibit 8(xii) above was filed and
                                             is incorporated by reference to
                                             Exhibit 8(j) of Post-Effective
                                             Amendment No. 13 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 29, 1996.

                                    (xi)     Amendment No. 2 to Accounting
                                             Services Agreement referred to at
                                             Exhibit 8(xiii) above was filed and
                                             is incorporated by reference to
                                             Exhibit 8(k) of Post-Effective
                                             Amendment No. 14 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1996.

                                    (xii)    Amended Schedule A to the
                                             Accounting Services Agreement
                                             referred to at Exhibit 8(xiii)
                                             above is electronically filed
                                             herein as Exhibit (g)(xii).

                                    (xiii)   Amended Custodian Services Fee
                                             Agreement dated November 1, 1998 by
                                             and between the Registrant and PNC
                                             Bank, National Association, is
                                             incorporated herein by reference to
                                             Exhibit g(xii)of Post-Effective
                                             Amendment No. 27 to Registrant's
                                             Registration Statement on Form
                                             N-1A, electronically filed on
                                             December 30, 1998.

                                    (xiv)    Schedule A to the Custodian
                                             Services Fee Agreement between the
                                             registrant and PNC Bank, National
                                             Association and PFPC, Inc. are
                                             electronically filed herein as
                                             Exhibit (g)(xvii).

                                    (xv)     Accounting Services Agreement with
                                             SEI Fund Resources dated April 1,
                                             1998, is incorporated herein by
                                             reference to Exhibit g(xiii) of
                                             Post-Effective Amendment No. 27 to
                                             Registrant's Registration Statement
                                             on Form N-1A, electronically filed
                                             on December 30, 1998.

                                    (xvi)    Amended Schedule A of the
                                             Accounting Services Agreement
                                             between the Registrant and SEI Fund
                                             Resources is electronically filed
                                             herein as Exhibit (g)(xvi).


Part C

                                    (xvii)   Amendment No. 1 to the Accounting
                                             Services Agreement dated December
                                             17, 1998, by and between Schwab
                                             Capital Trust, Schwab Annuity
                                             Portfolios, Schwab Investments and
                                             SEI Fund Resources is
                                             electronically filed herein as
                                             Exhibit (xvii).

        (h)  Other Material                  Inapplicable.
             Contracts

        (i)  Legal Opinion                   Opinion of Counsel is
                                             electronically filed herein as
                                             Exhibit (i).

        (j)  Other Opinions                  Inapplicable.

        (k)  Omitted Financial               Inapplicable.
             Statements

        (l)  Initial Capital        (i)      Purchase Agreement relating to
             Agreement                       shares of the Schwab 1000 Fund is
                                             electronically filed herein as
                                             Exhibit (l)(i).

                                    (ii)     Purchase Agreement relating to
                                             shares of the Schwab Short-Term
                                             Bond Market Index Fund (formerly
                                             Schwab Short/Intermediate
                                             Government Bond Fund) is
                                             electronically filed herein as
                                             Exhibit (l)(ii).

                                    (iii)    Purchase Agreement relating to
                                             shares of the Schwab California
                                             Long-Term Tax-Free Bond Fund
                                             (formerly Schwab California Tax
                                             Free Bond Fund) is electronically
                                             filed herein as Exhibit (l)(iii).

                                    (iv)     Purchase Agreement relating to
                                             shares of the Schwab Long-Term
                                             Tax-Free Bond Fund (formerly Schwab
                                             National Tax Free Bond Fund) is
                                             electronically filed herein as
                                             Exhibit (l)(iv).

                                    (v)      Purchase Agreement relating to
                                             shares of the Schwab
                                             Short/Intermediate Tax-Free Bond
                                             Fund, Schwab California
                                             Short/Intermediate Tax-Free Bond
                                             Fund and Schwab Total Bond Market
                                             Index Fund (formerly, Schwab
                                             Long-Term Government Bond Fund) was
                                             filed and is incorporated by
                                             reference to Exhibit 13 to
                                             Post-Effective Amendment No. 22 to
                                             Registrant's Registration Statement
                                             on Form N-1A filed on December 30,
                                             1997.

                                    (vi)     Purchase Agreement relating to
                                             shares of the Schwab Yield Plus
                                             Fund is electronically filed herein
                                             as Exhibit (l)(vi).

        (m) Rule 12b-1 Plan                  Inapplicable.


Part C

        (n) Financial Data          (i)      Inapplicable.
            Schedule

        (o) Rule 18f-3 Plan                  Registrant's Amended and Restated
                                             Multiple Class Plan for Investor
                                             and Select Shares of Schwab 1000
                                             Fund(R) and Schwab YieldPlus Fund
                                             (TM) is electronically filed herein
                                             as Exhibit (o)(i).

Item 24.         Persons Controlled by or under Common Control with the
                 Registrant.

                 The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, the Schwab Fund Family, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25.         Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the


Part C

Investment Manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the Investment Manager
(CSIM) and/or Schwab & Co. Inc. (principal underwriter) is or has been engaged during the past two fiscal years is as follows:

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                    Chairman, Co-Chief Executive
                                                                                   Officer and Director

                                 Charles Schwab Investment Management, Inc.        Chairman and Director

                                 The Charles Schwab Trust Company                  Chairman and Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director until
                                                                                   January 1999

                                 Charles Schwab Limited                            Chief Executive Officer

                                 Performance Technologies, Inc.                    Chairman and Director until
                                                                                   January 1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

                                 The Gap, Inc.                                     Director

                                 Transamerica Corporation                          Director

                                 AirTouch Communications                           Director

                                 Siebel Systems                                    Director

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    President, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Limited                            Director until January 1999

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

Steven L. Scheid                 Charles Schwab & Co., Inc.                        Enterprise President - Financial
President and Trustee                                                              Products and Services, Chief
                                                                                   Financial Officer and Director

                                 The Charles Schwab Corporation                    Executive Vice President and
                                                                                   Chief Financial Officer

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer, Chief
                                                                                   Financial Officer and Director

                                 The Charles Schwab Trust Company                  Director until July 1998

                                 Charles Schwab Limited                            Finance Officer

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Assistant Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Corporate Secretary

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

                                 The Charles Schwab Corporation                    Executive Vice President

John P. Coghlan                  Charles Schwab & Co., Inc.                        Enterprise President - Retirement
                                                                                   Plan Services and Services to
                                                                                   Investment Managers

                                 The Charles Schwab Corporation                    Executive Vice President

                                 The Charles Schwab Trust Company                  President, Chief Executive Officer
                                                                                   and Director


Part C

Name and Position
with Registrant                Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------
                               Schwab Retirement Plan Services, Inc.             Director

Frances Cole,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                        Counsel and Assistant Corporate
                                                                                 Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                        President -  Schwab Retail Group

                               The Charles Schwab Corporation                    Executive Vice President

Christopher V. Dodds           Charles Schwab & Co., Inc.                        Executive Vice President - Finance

                               The Charles Schwab Corporation                    Executive Vice President and
                                                                                 Controller

Carrie Dwyer                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 Corporate Oversight and Corporate
                                                                                 Secretary

                               The Charles Schwab Corporation                    Executive Vice President, General
                                                                                 Counsel and Corporate Secretary

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                 Operations

Lon Gorman                     Charles Schwab & Co., Inc.                        Enterprise President - Capital
                                                                                 Markets and Trading

                               The Charles Schwab Corporation                    Executive Vice President

James M. Hackley               Charles Schwab & Co., Inc.                        Executive Vice President - Retail
                                                                                 Client Services

Colleen M. Hummer              Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                 Fund Operations

William J. Klipp,              Charles Schwab & Co., Inc.                        Executive Vice President -
Trustee, Executive Vice                                                          SchwabFunds
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.        Executive Vice President,
                                                                                 President and Chief Operating
                                                                                 Officer

Daniel O. Leemon               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Strategy Officer

                               Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Strategy Officer


Part C

Name and Position
with Registrant                Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------
Dawn G. Lepore                 Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Information Officer

                               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Information Officer

Susanne D. Lyons               Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                 Client Services

                               The Charles Schwab Corporation                    Executive Vice President

Frederick E. Matteson          Charles Schwab & Co., Inc.                        Executive Vice President - Schwab
                                                                                 Technology Services

John P. McGonigle              Charles Schwab & Co., Inc.                        Executive Vice President - Third
                                                                                 Party Funds

Geoffrey Penney                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 Financial Products and
                                                                                 International Technology

George Rich                    Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                 Resources

Gideon Sasson                  Charles Schwab & Co., Inc.                        Enterprise President - Electronic
                                                                                 Brokerage

                               The Charles Schwab Corporation                    Executive Vice President

Elizabeth Sawi                 Charles Schwab & Co., Inc.                        Executive Vice President

Leonard Short                  Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                 Advertising and Branch Management

Luis E. Valencia               Charles Schwab & Co., Inc.                        Enterprise President -
                                                                                 International

                               The Charles Schwab Corporation                    Executive Vice President

Stephen B. Ward,               Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                        Investment Officer
Chief Investment Officer

Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for the Schwab Fund Family, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.


Part C

                 (b) See Item 26(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                 (c) Not applicable.

Item 28.         Location of Accounts and Records.

                 All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19809; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks,Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.         Management Services.

                 Not applicable.

Item 30.         Undertakings.

                 Not applicable.


Part C

                                  EXHIBIT INDEX


Item                                     Document
----                                     --------
(d)(ii)                                 Schedules A and D to the Investment Advisory and
                                        Administration Agreement.

(e)(ii)                                 Schedule A to the Distribution Agreement

(g)(iv)                                 Schedule A to the Custodian Services Agreement

(g)(vi)                                 Schedules A and C to the Transfer Agency Agreement

(g)(viii)                               Schedules A and C to the Shareholder Services Agreement

(g)(xii)                                Schedule A to the Accounting Services Agreement

(g)(xiv)                                Schedule A to the Custodian Services Fee Agreement

(g)(xvi)                                Schedule A to Accounting Services Agreement with SEI

(g)(xvii)                               Amendment No.1

(i)                                     Opinion of Counsel

(l)(i)-(iv) and (vi)                    Purchase Agreements

(o)                                     Amended and Restated Multiple Class Plan


Part C